FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 992	$ 456
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			(98)
Amount realized	(5)	(16)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income		1
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Gain LossI ncluded In Other Comprehensive Income Loss		2
Carrying value	(608)	(347)	(98)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(7,729)	(8,656)
Fair value convertible senior debentures and derivatives liabilities	(1,701)	(1,308)
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(9,430)	(9,964)
Securities At Fair Value	187	216
Securities Amortized Cost	201	213
Securities Gross Unrealized Holding Gains	5	25
Securities Gross Unrealized Holding Losses	19	22
Contingent Consideration In Connection With Cephalon Acquisition	(34)	(12)
Contingent Consideration In Connection With Microdose Acquisition	141	(232)
Contingent Consideration In Connection With Animal Health Acquisition	(3)	8
Contingent Consideration In Connection With Nupathe Acquisition	(109)	0
Contingent Consideration In Connection With Labrys Acquisition	(251)	0
Level 1 [Member]
Total	1,656	1,137
Level 2 [Member]
Total	(56)	(334)
Level 3 [Member]
Total	(608)	(347)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	20	9
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	20	9
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,453	1,029
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,453	1,029
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	13	18
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	13	18
Structured Finance [Member]
Investments Fair Value Disclosure	95	89
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	95	89
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	11	30
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	10	29
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Liability Derivatives [Member]
Derivatives net	39	17
Liability Derivatives [Member] | Level 1 [Member]
Derivatives net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives net	39	17
Liability Derivatives [Member] | Level 3 [Member]
Derivatives net	0	0
Interest Rate Swap [Member]
Derivatives-net	0	2
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	0	2
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives net	167	436
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives net	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives net	167	436
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives net	0	0
Asset Derivatives [Member]
Derivatives-net	55	28
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	55	28
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	48	70
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	48	70
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(622)	(366)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	(622)	(366)
Escrow Funds [Member]
Escrow Deposit	125
Escrow Funds [Member] | Level 1 [Member]
Escrow Deposit	125
Escrow Funds [Member] | Level 2 [Member]
Escrow Deposit	0
Escrow Funds [Member] | Level 3 [Member]
Escrow Deposit	$ 0